Derivative Financial Instruments - Additional Information (Detail) (Maximum, USD $) In Millions, unless otherwise specified	9 Months Ended
Dec. 31, 2013
Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Increased in un-hedged exposure limit on mortgage loans	$ 115.0